Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Borrowings
(a)	As at December 31, borrowings are analysed as follows:

	2018	2017
	RMB million	RMB million
Non-current

Long-term borrowings
– secured (Notes (i)&(ii)&(iii))	511	596
– unsecured	8,911	5,427

	9,422	6,023

Corporate bond
– unsecured (Note (iv))	4,655	10,000

Medium-term notes
– unsecured (Note (v))	1,599	4,696

	15,676	20,719

Current

Current portion of long-term borrowings
– secured (Notes (i)&(ii)&(iii))	94	208
– unsecured	808	3,734
Short-term borrowings
– unsecured	20,739	20,626
Ultra short-term financing bills
– unsecured	4,000	—

	25,641	24,568
Current portion of corporate bond
– unsecured (Note (iv))	13,100	3,000

	38,741	27,568

Total borrowings	54,417	48,287

The borrowings are repayable:

Within one year	38,741	27,568
In the second year	7,757	9,126
In the third to fifth year	6,004	11,566
After the fifth year	1,915	27

Total borrowings	54,417	48,287

Notes:

(i)

As at December 31, 2018, bank borrowings of the Group totalling RMB390 million (December 31, 2017: RMB440 million) were secured by mortgages over certain of the Group’s aircraft with aggregate carrying amounts of RMB373 million (December 31, 2017: RMB1,331 million).

(ii)

As at December 31, 2018, bank borrowings of the Group amounting to RMB215 million (December 31, 2017: RMB265 million) were secured by certain land use rights of RMB88 million (December 31, 2017: RMB90 million) and investment properties of RMB18 million (December 31, 2017: RMB20 million).

(iii)	As at December 31, 2017, bank borrowings of RMB99 million were secured by certain of the other flight equipment with aggregate carrying amounts of RMB206 million.
(iv)

The Group issued corporate bonds with aggregate nominal value of RMB3,000 million on November 20, 2015 at a bond rate of 3.63%. The corporate bonds mature in five years. The Company will be entitled at its option to adjust its bond rate and the investors will be entitled to request the Company to redeem all or a portion of the bonds after three years of the issue date. The bonds with nominal value of RMB345 million were redeemed by the Company in 2018 at the request of investors.

The Group issued corporate bonds with aggregate nominal value of RMB5,000 million on March 3, 2016 at a bond rate of 2.97%. The corporate bonds mature in three years.

The Group issued corporate bonds with aggregate nominal value of RMB5,000 million on May 25, 2016 at a bond rate of 3.12%. The corporate bonds mature in five years. The Company will be entitled at its option to adjust its bond rate and the investors will be entitled to request the Company to redeem all or a portion of the bonds after three years of the issue date.

The Group issued corporate bonds with aggregate nominal value of RMB2,000 million on November 26, 2018 at a bond rate of 3.92%. The corporate bonds mature in three years.

(v)	Xiamen Airlines issued medium-term notes with aggregate nominal value of RMB1,300 million on August 15, 2016 at an interest rate of 2.97%. The medium-term notes mature in three years.

Xiamen Airlines issued medium-term notes with aggregate nominal value of RMB1,600 million on October 20, 2016 at an interest rate of 3.11%. The medium-term notes mature in five years.

Xiamen Airlines issued medium-term notes with aggregate nominal value of RMB1,800 million on November 21, 2016 at an interest rate of 3.38%. The medium-term notes mature in three years.

Borrowings by Currencies
(d)	The carrying amounts of the borrowings are denominated in the following currencies:

	2018	2017
	RMB million	RMB million
Renminbi	47,607	40,086
USD	6,810	8,201

	54,417	48,287

Non-current borrowings [member]
Statement [LineItems]
Summary of Borrowings
(c)	Details of borrowings with original maturity over one year are as follows:

	2018	2017
	RMB million	RMB million
Renminbi denominated loans
Fixed interest rate at 1.20% per annum as at December 31, 2018, with maturities through 2027	19	20
Corporate Bond - Fixed bond rate at 2.97%~3.92%	14,655	13,000
Medium-term notes - Fixed interest rate at 2.97%~3.38%	4,699	4,696
Floating interest rates 90%, 95%, 100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2018, with maturities through 2033	10,213	9,781

USD denominated loans
Floating interest rates at three-month LIBOR + 3.30% per annum as at December 31, 2017, with maturities through 2019	—	98
Floating interest rates at three-month LIBOR + 2.1% per annum as at December 31, 2017, with maturities through 2018	—	66
Fixed interest rate at 3.32% per annum as at December 31, 2018, with maturities through 2020	92	—

	29,678	27,661
Less: loans due within one year classified as current liabilities	(14,002)	(6,942)

	15,676	20,719